Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

11. Leases

The Company's operating leases are mainly related to plants and buildings, some of which include options to extend leases that have not been included in the calculation of the Company's lease liabilities and right-of-use assets. The Company recognizes rent on a straight-line basis over the expected term of the lease, which includes rent holidays and scheduled rent increases. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the lease term.

As of December 31, 2025, there were no finance leases entered into by the Company.

As of December 31, 2025, the weighted average remaining lease term was 6.6 years (2024 - 7.4 years, 2023 - 9.1 years) and weighted average discount rate was 4.2% (2024 - 4.4%, 2023 - 4.9%) for the Company's operating leases. Operating lease cost excluding short-term leases for the year ended December 31, 2025 was $2,626 (2024 - $5,252, 2023 - $8,169). Short-term leases cost for the year ended December 31, 2025 was $1,491 (2024 - $1,228, 2023 - $898). Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31,
	2025	2024
Cash payments for operating leases	$2,015	$4,139
Right-of-use assets obtained in exchange for operating lease liabilities	$—	$—

Future lease payments under operating leases as of December 31, 2025 were as follows:

December 31
2026	$2,325
2027	1,923
2028	1,920
2029	1,924
2030	1,935
Thereafter	2,172
Total future lease payments	12,199
Less: imputed interest	1,441
Total operating lease liabilities	$10,758

As of December 31, 2025, there were no operating leases that have not yet commenced.